Average Annual Total Returns	12 Months Ended
Dec. 31, 2010
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.15%
Five Years	4.03%
Ten Years	3.68%
Inception Date	Sep. 06, 1994
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.93%
Five Years	2.61%
Ten Years	1.60%
Inception Date	Feb. 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.87%
Five Years	2.57%
Ten Years	1.56%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.91%
Five Years	2.32%
Ten Years	1.46%
Inception Date	Mar. 04, 1999
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.86%
Five Years	2.28%
Ten Years	1.43%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.30%
Five Years	2.76%
Ten Years	3.64%
Inception Date	Aug. 17, 1999
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.49%
Five Years	2.86%
Since Inception	3.75%
Inception Date	Jan. 04, 2001
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.47%
Since Inception	(6.22%)
Inception Date	Jul. 20, 2007
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.74%
Five Years	4.66%
Ten Years	7.58%
Inception Date	Mar. 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.84%
Five Years	4.73%
Ten Years	7.66%
Inception Date	Apr. 21, 1999
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.04%
Five Years	3.91%
Ten Years	3.56%
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.67%
Five Years	2.35%
Ten Years	1.34%
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.62%
Five Years	2.31%
Ten Years	1.30%
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.57%
Five Years	2.00%
Ten Years	1.10%
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.53%
Five Years	1.96%
Ten Years	1.07%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.06%
Five Years	2.52%
Ten Years	3.34%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.24%
Five Years	2.61%
Since Inception	3.44%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.23%
Since Inception	(6.48%)
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.58%
Five Years	4.51%
Ten Years	7.41%
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.66%
Five Years	4.57%
Ten Years	7.48%
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.12%
Five Years	3.74%
Ten Years	3.42%
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.05%
Five Years	2.21%
Ten Years	1.30%
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.01%
Five Years	2.18%
Ten Years	1.26%
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.44%
Five Years	1.95%
Ten Years	1.15%
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.40%
Five Years	1.92%
Ten Years	1.12%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.41%
Five Years	2.49%
Ten Years	3.16%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.55%
Five Years	2.59%
Since Inception	3.25%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.18%
Since Inception	(5.09%)
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.30%
Five Years	3.98%
Ten Years	6.65%
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.38%
Five Years	4.05%
Ten Years	6.71%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares | Based on Market Value
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.43%
Since Inception	(6.19%)
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares | MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Five Years	2.46%
Ten Years	3.50%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares | MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Five Years	2.46%
Since Inception	3.52%
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares | MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Since Inception	(6.71%)
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares | Russell 1000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.10%
Five Years	2.59%
Ten Years	1.83%
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Russell 1000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.10%
Five Years	2.59%
Ten Years	1.83%
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Russell 1000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.10%
Five Years	2.59%
Ten Years	1.83%
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares | Tax-Managed Balanced Composite Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.81%
Five Years	4.32%
Ten Years	3.89%
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares | Barclays Capital 7 Year Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.63%
Five Years	5.17%
Ten Years	5.15%
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | S&P SmallCap 600 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.31%
Five Years	4.64%
Ten Years	7.66%
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | S&P SmallCap 600 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.31%
Five Years	4.64%
Ten Years	7.66%